CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	Sep. 30, 2010	Dec. 31, 2009
Current
Cash and cash equivalents	$ 141,192	$ 160,280
Short-term investments	5,034	3,313
Restricted cash	1,890
Trade receivables	83,814	93,571
Inventories:
Ore stockpiles	50,885	41,286
Concentrates and dore	45,334	31,579
Supplies	134,423	100,885
Available-for-sale securities (note 7)	62,960	111,967
Other current assets	87,148	61,159
Fair value of derivative financial instruments (note 10)	997
Total current assets	613,677	604,040
Other assets	71,566	33,641
Future income and mining tax assets	29,843	27,878
Property, plant and mine development	4,796,886	3,581,798
TOTAL ASSETS	5,511,972	4,247,357
Current
Accounts payable and accrued liabilities	197,229	143,477
Dividends payable		28,199
Interest payable	19,581	1,666
Income taxes payable	4,753	4,501
Capital leases	9,487	11,955
Fair value of derivative financial instruments (note 10)	1,928	662
Total current liabilities	232,978	190,460
Long-term debt (note 8)	715,000	715,000
Reclamation provision and other liabilities	113,886	96,255
Future income and mining tax liabilities (note 9)	835,478	493,881
SHAREHOLDERS' EQUITY
Common shares (note 5)	3,003,536	2,378,759
Stock options (note 6)	93,298	65,771
Warrants	24,858	24,858
Contributed surplus	15,166	15,166
Retained earnings	460,311	216,158
Accumulated other comprehensive income	17,461	51,049
Total shareholders' equity	3,614,630	2,751,761
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 5,511,972	$ 4,247,357

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data	3 Months Ended		9 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2010	Sep. 30, 2009
REVENUES
Revenues from mining operations	$ 398,478	$ 149,250	$ 983,517	$ 388,165
COSTS, EXPENSES AND OTHER INCOME
Production	196,674	88,652	481,474	199,383
Exploration and corporate development	19,491	11,846	39,950	28,718
Amortization of plant and mine development	48,145	23,200	122,651	50,800
General and administrative	19,925	14,658	71,595	45,823
Provincial capital tax	(6,934)	1,583	(6,779)	4,165
Interest	14,722	2,648	34,535	5,852
Gain on derivative financial instruments	1,330		(3,826)
Interest and sundry income (note 10)	(1,784)	(3,664)	(3,943)	(13,460)
Gain on sale of available-for-sale securities (note 7)	(7,839)	(5,939)	(8,185)	(6,474)
Gain on acquisition of Comaplex (note 13)	(57,526)		(57,526)
Gain on sale of mining property	(8,888)		(8,888)
Foreign currency translation loss	17,685	22,875	9,159	32,046
Income before income, mining and federal capital taxes	163,477	(6,609)	313,300	41,312
Income and mining tax expense (recovery) (note 9)	42,016	10,357	69,147	2,710
Net income (loss) for the period	121,461	(16,966)	244,153	38,602
Net income (loss) per share - basic (in dollars per share)	$ 0.73	$ (0.11)	$ 1.52	$ 0.25
Net income (loss) per share - diluted (in dollars per share)	$ 0.71	$ (0.11)	$ 1.49	$ 0.24
Weighted average number of shares outstanding (in thousands)
Basic (in shares)	167,461	156,164	160,353	155,725
Diluted (in shares)	170,679	158,907	163,342	157,857
Comprehensive income:
Net income (loss) for the period	121,461	(16,966)	244,153	38,602
Other comprehensive income (loss):
Unrealized gain on hedging activities		6,305		15,563
Unrealized gain on available-for-sale securities	6,240	17,658	39,211	37,067
Adjustments for hedging financial instruments maturing during the period		(3,986)		(2,536)
Adjustments for realized gain on available-for-sale securities due to dispositions and write-downs during the period	(7,840)	(6,474)	(8,186)	(6,474)
Net amount reclassified to income due to acquisition of business (note 13)	(64,508)		(64,508)
Amortization of unrecognized gain on pension liability	(47)	(337)	(141)	(323)
Tax effect of other comprehensive income (loss) items (note 9)	12	(628)	36	(3,523)
Other comprehensive income (loss) for the period	(66,143)	12,538	(33,588)	39,774
Comprehensive income (loss) for the period	$ 55,318	$ (4,428)	$ 210,565	$ 78,376

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands	Retained earnings	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2008	$ 157,541	$ (20,608)
Increase (Decrease) in Shareholders' Equity
Net income for the period	38,602		38,602
Other comprehensive income for the period		39,774	39,774
Balance at Sep. 30, 2009	196,143	19,166
Balance at Jun. 30, 2009	213,109	6,628
Increase (Decrease) in Shareholders' Equity
Net income for the period	(16,966)		(16,966)
Other comprehensive income for the period		12,538	12,538
Balance at Sep. 30, 2009	196,143	19,166
Balance at Dec. 31, 2009	216,158	51,049	2,751,761
Increase (Decrease) in Shareholders' Equity
Net income for the period	244,153		244,153
Other comprehensive income for the period		(33,588)	(33,588)
Balance at Sep. 30, 2010	460,311	17,461	3,614,630
Balance at Jun. 30, 2010	338,850	83,604
Increase (Decrease) in Shareholders' Equity
Net income for the period	121,461		121,461
Other comprehensive income for the period		(66,143)	(66,143)
Balance at Sep. 30, 2010	$ 460,311	$ 17,461	$ 3,614,630

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2010	Sep. 30, 2009
Operating activities
Net income for the period	$ 121,461	$ (16,966)	$ 244,153	$ 38,602
Add (deduct) items not affecting cash:
Amortization of plant and mine development	48,145	23,200	122,651	50,800
Future income and mining taxes	33,176	9,816	46,702	1,887
Gain on sale of available-for-sale securities and derivative financial instruments	(5,407)	(7,804)	(9,582)	(15,130)
Gain on acquisition of Comaplex (note 13)	(57,526)		(57,526)
Stock-based compensation	9,376	5,745	35,711	23,512
Foreign currency translation loss	17,685	22,875	9,159	32,046
Other	3,968	1,685	11,040	1,768
Changes in non-cash working capital balances
Trade receivables	(18,459)	6,504	9,757	(26,007)
Income taxes payable	(14,443)	(1,017)	252	960
Other taxes recoverable	(12,585)	688	(22,766)	27,954
Inventories	(30,303)	(79,994)	(71,912)	(91,999)
Other current assets	7,406	(16,130)	(3,198)	(21,972)
Interest payable	9,692	983	17,915	1,323
Accounts payable and accrued liabilities	44,643	36,628	60,538	37,661
Cash provided by (used in) operating activities	156,829	(13,787)	392,894	61,405
Investing activities
Additions to property, plant and mine development	(174,058)	(172,832)	(403,638)	(483,181)
Decrease (increase) in short-term investments	(1,895)	(961)	(1,721)	(5,504)
Net proceeds on sale of available-for-sale securities and other	12,623	34,684	14,004	41,077
Purchases of available-for-sale securities	(418)	(3,403)	(6,708)	(6,380)
Decrease (increase) in restricted cash	(50)	5,756	(1,890)	6,080
Cash used in investing activities	(163,798)	(136,756)	(399,953)	(447,908)
Financing activities
Dividends paid			(26,830)	(27,132)
Repayment of capital lease obligations	(2,664)	(1,231)	(12,776)	(8,113)
Proceeds from long-term debt	70,000	200,000	1,271,000	485,000
Repayment of long-term debt	(90,000)		(1,271,000)
Sale-leaseback financing	3,856	2,640	6,861	13,528
Long-term debt financing costs	(187)	(203)	(12,675)	(4,775)
Proceeds from common shares issued	19,526	16,384	33,883	63,776
Cash provided by (used in) financing activities	531	217,590	(11,537)	522,284
Effect of exchange rate changes on cash and cash equivalents	(177)	2,875	(492)	4,446
Net increase (decrease) in cash and cash equivalents during the period	(6,615)	69,922	(19,088)	140,227
Cash and cash equivalents, beginning of period	147,807	138,687	160,280	68,382
Cash and cash equivalents, end of period	141,192	208,609	141,192	208,609
Other operating cash flow information:
Interest paid during the period	3,534	6,216	16,964	9,725
Income, mining and capital taxes paid during the period	$ 16,028	$ 4,884	$ 17,525	$ 7,743

BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2010
BASIS OF PRESENTATION
BASIS OF PRESENTATION

1.     BASIS OF PRESENTATION

  The accompanying unaudited interim consolidated financial statements of Agnico-Eagle Mines Limited ("Agnico-Eagle" or the "Company") have been prepared in accordance with United States generally accepted accounting principles ("GAAP") in US dollars. They do not include all of the disclosures required by GAAP for annual financial statements. Accordingly, these unaudited interim consolidated financial statements should be read in conjunction with the fiscal 2009 annual consolidated financial statements, including the accounting policies and notes thereto, included in the Annual Report and Annual Information Form/Form 20-F for the year ended December 31, 2009. In the opinion of management, the unaudited interim consolidated financial statements reflect all adjustments, which consist only of normal and recurring adjustments necessary to present fairly the financial position as at September 30, 2010 and the results of operations and cash flows for the three and nine months ended September 30, 2010 and 2009.

  Operating results for the three months and nine months ended September 30, 2010 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2010.

USE OF ESTIMATES	9 Months Ended
Sep. 30, 2010
USE OF ESTIMATES
USE OF ESTIMATES

2.     USE OF ESTIMATES

  The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the interim consolidated financial statements and accompanying notes. Management believes that the estimates used in the preparation of the interim consolidated financial statements are reasonable and prudent; however, actual results could differ from these estimates.

ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2010
ACCOUNTING POLICIES
ACCOUNTING POLICIES

3.     ACCOUNTING POLICIES

  These interim consolidated financial statements follow the same accounting policies and methods of their application as the December 31, 2009 audited annual consolidated financial statements except for the changes discussed below.

  Recently Adopted Accounting Pronouncements

  Variable Interest Entities

  In June 2009, the FASB issued an amendment to its guidance for consolidation accounting to require an entity to perform a qualitative analysis to determine whether the enterprise's variable interest gives it a controlling financial interest in a variable interest entity ("VIE"). The updated guidance also requires ongoing reassessments of the primary beneficiary of a VIE. Based on the Company's assessment, these changes do not have an impact on the accounting for our existing VIE (the Company's restricted share unit plan for certain employees).

  Fair Value Accounting

  In January 2010, the FASB guidance for fair value measurements and disclosures was updated to require additional disclosures. The updated guidance was effective for the Company's fiscal year beginning January 1, 2010, with the exception of the level 3 disaggregation which is effective for the Company's fiscal year beginning January 1, 2011. Based on the Company's assessment, these changes do not have an impact on the Company's required disclosures.

FAIR VALUE MEASUREMENT	9 Months Ended
Sep. 30, 2010
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

4.     FAIR VALUE MEASUREMENT

  Accounting Standards Codification ("ASC") 820 — Fair Value Measurement and Disclosure (Prior authoritative literature: FASB Statement No. 157, "Fair Value Measurements") defines fair value, establishes a framework for measuring fair value under GAAP, and requires expanded disclosures about fair value measurements. The three levels of the fair value hierarchy under the Fair Value Measurements and Disclosure Topic of the FASB Accounting Standards Codification are:

    Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

    Level 2 — Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability;

    Level 3 — Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

  Fair value is the value at which a financial instrument could be closed out or sold in a transaction with a willing and knowledgeable counterparty over a period of time consistent with the Company's investment strategy. Fair value is based on quoted market prices, where available. If market quotes are not available, fair value is based on internally developed models that use market-based or independent information as inputs. These models could produce a fair value that may not be reflective of future fair value.

  The following table sets forth the Company's financial assets and liabilities measured at fair value within the fair value hierarchy.

	Total	Level 1	Level 2	Level 3
Financial assets:
Cash equivalents and short-term investments(1)	$7,815	$—	$7,815	$—
Available-for-sale securities(2)(3)	62,960	54,077	8,883	—
Trade receivables(4)	83,814	—	83,814	—
Derivative assets(3)	997	—	997	—

	$155,586	$54,077	$101,509	$—

Financial liabilities:
Derivative liabilities(3)	$1,928	$—	$1,928	$—

  (1)
  Fair value approximates the carrying amounts due to the short-term nature.

  (2)
  Recorded at fair value using quoted market prices.

  (3)
  Recorded at fair value based on broker-dealer quotations.

  (4)
  Trade receivables from provisional invoices for concentrate sales are included within Level 2 as they are valued using quoted forward rates derived from observable market data based on the month of expected settlement.

  Both the Company's cash equivalents and short-term investments are classified within Level 2 of the fair value hierarchy because they are valued using interest rates observable at commonly quoted intervals. Cash equivalents are market securities with remaining maturities of three months or less at the date of purchase. The short-term investments are market securities with remaining maturities of over three months at the date of purchase.

  The Company's available-for-sale equity securities are recorded at fair value using quoted market prices or broker-dealer quotations. The Company's available-for-sale equity securities that are valued using quoted market prices in active markets are classified as Level 1 of the fair value hierarchy. The Company's available-for-sale securities classified as Level 2 of the fair value hierarchy consist of equity warrants, which are recorded at fair value based broker-dealer quotations.

  In the event that a decline in the fair value of an investment occurs and the decline in value is considered to be other-than-temporary, an impairment charge is recorded in the interim consolidated statement of income and a new cost basis for the investment is established. The Company assesses whether a decline in value is considered to be other-than-temporary by considering available evidence, including changes in general market conditions, specific industry and individual company data, the length of time and the extent to which the fair value has been less than cost, the financial condition and the near-term prospects of the individual investment. New evidence could become available in future periods which would affect this assessment and thus could result in material impairment charges with respect to those investments for which the cost basis exceeds its fair value.

SHAREHOLDERS' EQUITY	9 Months Ended
Sep. 30, 2010
SHAREHOLDERS' EQUITY.
SHAREHOLDERS' EQUITY

5.     SHAREHOLDERS' EQUITY

  During the three months ended March 31, 2009, the Company implemented a restricted share unit plan for certain employees. A deferred compensation balance was recorded for the total grant-date value on the date of the grant. The deferred compensation balance was recorded as a reduction of shareholders' equity and is being amortized as compensation expense (or capitalized to construction in progress) over the applicable vesting period.

  During the three months ended March 31, 2010, the Company funded the plan by transferring  $4.0 million (2009 —  $3.0 million) to an employee benefit trust (the "Trust") that then purchased shares of the Company in the open market. For accounting purposes, the Trust is treated as a variable interest entity and consolidated in the accounts of the Company. On consolidation, the dividends paid on the shares held by the Trust were eliminated. The shares purchased and held by the Trust are treated as not being outstanding for the basic earnings per share ("EPS") calculations. They are amortized back into basic EPS over the vesting period. All of the shares held by the Trust were included in the diluted EPS calculations.

  For the three and nine months ended September 30, 2010 and 2009, the Company's warrants were dilutive and were included in the calculation of diluted net income per share.

  The following table presents the maximum number of common shares that would be outstanding if all instruments outstanding at September 30, 2010 were exercised:

Common shares outstanding at September 30, 2010	167,756,805
Employees' stock options	7,749,122
Warrants	8,600,000

184,105,927

  During the nine months ended September 30, 2010, 2,911,080 (2009 — 2,276,000) options were granted with an exercise price of C $57.42 (2009 — C $62.65), 673,098 (2009 — 1,128,075) employee stock options were exercised for cash of  $26.6 million (2009 —  $33.3 million), and 196,800 (2009 — 70,000) options were cancelled with a weighted average exercise price of C $57.84 (2009 — C $56.50).

  During the three months ended September 30, 2010, 116,000 (2009 — 5,000) options were granted with an exercise price of C $66.26 (2009 — C $72.41), 387,725 (2009 — 410,075) employee stock options were exercised for cash of  $17.1 million (2009 —  $14.4 million), and 143,750 (2009 — nil) options were cancelled with a weighted average exercise price of C $58.63 (2009 — nil).

  The following table illustrates the changes in common shares for the nine months ended September 30, 2010:

	Shares	Amount
Common shares, beginning of period	156,625,174	$2,378,759
Shares issued for acquisition of Comaplex Minerals Inc. (note 13)	10,210,848	578,955
Shares issued under Employee Stock Option Plan	673,098	34,013
Shares issued under Incentive Share Purchase Plan	177,560	10,961
Shares issued under Dividend Reinvestment Plan	25,243	1,408
Shares issued for acquisition of mining property	15,000	846
Restricted share unit plan	(17,463)	(1,406)

Common shares, end of period	167,709,460	$3,003,536

  The following table provides the reconciliation for the weighted average number of common shares in the calculation of basic and diluted income per share:

	Three months ended September 30,		Nine months ended September 30,
	2010	2009	2010	2009
Net income	$121,461	$(16,966)	$244,153	$38,602
Weighted average number of common shares outstanding — basic	167,461	156,164	160,353	155,725
Add: Dilutive impact of employee stock options	1,131	965	1,131	965
Dilutive impact of warrants	2,040	1,740	1,811	1,129
Dilutive impact of treasury shares related to restricted share unit plan	47	38	47	38

Weighted average number of common shares outstanding — diluted	170,679	158,907	163,342	157,857

Net income per share basic	$0.73	$(0.11)	$1.52	$0.25

Net income per share diluted	$0.71	$(0.11)	$1.49	$0.24

  The calculation of diluted income per share has been computed using the treasury stock method.

STOCK-BASED COMPENSATION	9 Months Ended
Sep. 30, 2010
STOCK-BASED COMPENSATION.
STOCK-BASED COMPENSATION

6.     STOCK-BASED COMPENSATION

  The following summary sets out the activity with respect to the Company's outstanding stock options:

	Nine months ended September 30, 2010
	# of Options	Weighted average exercise price (C $)
Outstanding, beginning of period	5,707,940	$53.85
Granted	2,911,080	$57.42
Exercised	(673,098)	$41.00
Cancelled	(196,800)	$57.84

Outstanding, end of period	7,749,122	$56.20

Options exercisable at end of period	3,931,237	$54.00

  For the nine months ended September 30, 2010 and 2009, the Company estimated the fair value of options under the Black-Scholes option pricing model using the following weighted average assumptions:

	2010	2009
Risk-free interest rate	1.86%	1.27%
Expected life of options (in years)	2.5	2.5
Expected volatility of the Company's share price	43.85%	64.0%
Expected dividend yield	0.42%	0.42%

AVAILABLE-FOR-SALE SECURITIES	9 Months Ended
Sep. 30, 2010
AVAILABLE-FOR-SALE SECURITIES
AVAILABLE-FOR-SALE SECURITIES

7.     AVAILABLE-FOR-SALE SECURITIES

  During the three months ended September 30, 2010, the Company received proceeds of  $11.1 million (2009 —  $33.6 million) from the sale of certain available-for-sale securities and recognized a gain before taxes of  $7.8 million (2009 —  $5.9 million).

  During the nine months ended September 30, 2010, the Company received proceeds of  $11.6 million (2009 —  $34.9 million) from the sale of certain available-for-sale securities and recognized a gain before taxes of  $8.2 million (2009 —  $6.5 million).

  The cost of an available-for-sale security was determined based on the average cost. Available-for-sale securities are carried at fair value and comprise the following:

	As at September 30, 2010	As at December 31, 2009
Available-for-sale securities in an unrealized gain position
Cost	$19,075	$34,599
Unrealized gains in other comprehensive income	35,001	67,508

Estimated fair value	$54,076	$102,107

Available-for-sale securities in an unrealized loss position
Cost	$9,871	$9,871
Unrealized losses in other comprehensive income	(987)	(11)

Estimated fair value	$8,884	$9,860

Total estimated fair value of available-for-sale securities	$62,960	$111,967

LONG-TERM DEBT	9 Months Ended
Sep. 30, 2010
LONG-TERM DEBT
LONG-TERM DEBT

8.     LONG-TERM DEBT

  On April 7, 2010, the Company closed a private placement of an aggregate of  $600 million of guaranteed senior unsecured notes due 2017, 2020 and 2022 (the "Notes") with a weighted average maturity of 9.84 years and weighted average yield of 6.59%. Net proceeds from the offering of the Notes were used to repay amounts owed under the Company's credit facilities.

  In addition, on June 22, 2010, the Company amended and restated its credit facilities. The Company's  $300 million and  $600 million credit facilities were amended to become a single credit facility. The total amount available was increased from  $900 million to  $1.2 billion and the maturity date was extended to June 22, 2014.

  During the three months ended September 30, 2010, the Company repaid  $20 million, net, to the credit facilities (2009 —  $200 million). At September 30, 2010, the credit facilities were drawn down by a total of  $115.0 million (December 31, 2009 —  $715.0 million).

  Total long-term debt interest costs incurred during the three and nine months periods ended September 30, 2010 was  $9.7 million (2009 —  $6.1 million) and  $29.5 million (2009 —  $8.9 million) respectively. Total interest costs capitalized to property, plant and mine development for the three and nine months periods ended September 30, 2010 was nil (2009 —  $6.1 million) and  $4.6 million (2009 —  $8.9 million) respectively.

INCOME TAXES	9 Months Ended
Sep. 30, 2010
INCOME TAXES
INCOME TAXES

9.     INCOME TAXES

  On December 31, 2008, the Company executed a Canadian federal tax election to commence using the US dollar as its functional currency for federal Canadian income tax purposes. As the equivalent tax legislation for the Province of Quebec was enacted in the second quarter of 2010, the Company recognized the future tax benefit of  $21.8 million relating to income taxes within the Province of Quebec.

  As a result of the accounting for the acquisition of Comaplex, the Company recorded a  $274.8 million future tax liability.

FINANCIAL INSTRUMENTS	9 Months Ended
Sep. 30, 2010
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

10.   FINANCIAL INSTRUMENTS

  In the first quarter of 2010, to mitigate the risks associated with fluctuating zinc prices, the Company entered into a zero-cost collar to hedge the price of zinc associated with the LaRonde Mine's 2010 production. The purchase of zinc put options has been financed through selling zinc call options at a higher level such that the net premium payable to the counterparty by the Company is nil.

  A total of 15,000 metric tonnes of zinc call options were written at a strike price of  $2,500 per metric tonne with 1,500 metric tonnes expiring each month beginning March 31, 2010. A total of 15,000 metric tonnes of zinc put options were purchased at a strike price of  $2,200 per metric tonne with 1,500 metric tonnes expiring each month beginning March 31, 2010. While setting a minimum price, the zero-cost collar strategy also limits participation to zinc prices above  $2,500 per metric tonne. These contracts did not qualify for hedge accounting under ASC 815 — Derivatives and Hedging. Gains or losses, along with mark-to-market adjustments are recognized in the gain on derivative financial instruments component of the consolidated statements of income. During the three and nine months ended September 30, 2010, the Company recognized a realized gain of  $0.8 million and  $2.1 million respectively. As at September 30, 2010, the Company had an unrealized mark-to-market gain of  $0.4 million.

  During the three months ended September 30, 2010, the Company wrote covered call options on the warrants of Goldcorp Inc. ("Goldcorp"). The Company sold these call options to reduce its price exposure to the Goldcorp warrants it acquired in connection with Goldcorp's acquisition of Gold Eagle Mines Ltd. As at September 30, 2010, these options were unmatured with a premium of  $1.5 million and a Black-Scholes calculated mark-to-market loss of  $0.4 million.

  Premiums received on the sale of covered call options are recorded as a liability in the fair value of derivative financial instruments component of the consolidated balance sheets until they mature or the position is closed. The premiums received during the third quarter are expected to be recognized through the interest and sundry income component of the consolidated statements of income in the fourth quarter of 2010. Gains or losses as a result of mark-to-market valuations are taken into income in the period incurred. Cash provided by operating activities in the consolidated statements of cash flows are adjusted for gains realized on the consolidated statements of income through the gain on sale of securities component. Premiums received are a component of proceeds on sale of available-for-sale securities and other within the cash used in investing activities section of the consolidated statements of cash flows.

  There were no metal derivative positions during the three or nine months ended September 30, 2009.

  During the third quarter of 2010, the Company entered into an extendible foreign exchange flat forward transaction. At the end of each month beginning in August 2010 and ending in December 2010, the Company must exchange  $5 million for Canadian dollars at a rate of US $1.0 = C $1.1. On December 31, 2010, at the option of the counterparty, the monthly exchange can be extended for another 12 months. During the third quarter, the Company had a realized gain on these transactions of  $0.5 million and an unrealized mark-to-market gain of  $0.3 million that was recorded through the gain on derivative financial instruments line item within the Consolidated Statements of Income and Comprehensive Income.

COMMITMENTS, CONTINGENCIES, AND GUARANTEES	9 Months Ended
Sep. 30, 2010
COMMITMENTS, CONTINGENCIES, AND GUARANTEES
COMMITMENTS, CONTINGENCIES, AND GUARANTEES

11.   COMMITMENTS, CONTINGENCIES, AND GUARANTEES

  As part of its ongoing business and operations, the Company has been required to provide assurance in the form of letters of credit for environmental and site restoration costs, custom credits, government grants and other general corporate purposes. As at September 30, 2010, the total amount of these guarantees was  $106.7 million.

SEGMENTED INFORMATION	9 Months Ended
Sep. 30, 2010
SEGMENTED INFORMATION
SEGMENTED INFORMATION

12.   SEGMENTED INFORMATION

  Agnico-Eagle predominantly operates in a single industry, namely exploration for and production of gold. Based on the internal reporting structure and the nature of the Company's activities, the Company identifies its reportable segments as those consolidated mining operations or functional groups that represent more than 10% of the combined revenue, profit or loss or total assets of all reported operating segments. Consolidated mining operations or functional groups not meeting this threshold are aggregated at the applicable geographic region for segment reporting purposes. This structure reflects how the Company manages its business and how it classifies its operations for planning and measuring performance:

Canada:	LaRonde Mine, Lapa Mine, Goldex Mine, Meadowbank Mine, and the Regional Office
Europe:	Kittila Mine
Latin America:	Pinos Altos Mine
Exploration:	USA Exploration office, Europe Exploration office, Canada Exploration office, and the Latin America Exploration office

  Specific Corporate Head Office income and expense items are noted separately below.

  On May 1, 2009, both the Lapa Mine and Kittila Mine achieved commercial production. The Pinos Altos Mine achieved commercial production on November 1, 2009. The Meadowbank Mine achieved commercial production March 1, 2010.

Three Months Ended September 30, 2010	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$303,463	$144,084	$36,731	$—	$12,186	$110,462
Europe	51,225	24,155	6,241	—	4,793	16,036
Latin America	43,790	28,435	5,173	—	706	9,476
Exploration	—	—	—	19,491	—	(19,491)

	$398,478	$196,674	$48,145	$19,491	$17,685	$116,483

Segment income						$116,483
Corporate and Other
Interest and sundry income						1,784
Gain on sale of available-for-sale securities						7,839
Gain on derivative financial instruments						(1,330)
Net gain on acquisition of assets						57,526
Gain on sale of mining property						8,888
General and administrative						(19,925)
Provincial capital tax						6,934
Interest expense						(14,722)

Income before income, mining and federal capital taxes						$163,477

Three Months Ended September 30, 2009	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$128,379	$68,625	$17,469	$—	$19,805	$22,480
Europe	20,871	20,027	5,731	—	4,860	(9,747)
Latin America	—	—	—	—	(229)	229
Exploration	—	—	—	11,846	(1,561)	(10,285)

	$149,250	$88,652	$23,200	$11,846	$22,875	$2,677

Segment income						$2,677
Corporate and Other
Interest and sundry income						3,664
General and administrative						(14,658)
Gain on sale of available-for-sale securities						5,939
Provincial capital tax						(1,583)
Interest expense						(2,648)

Income before income, mining and federal capital taxes						$(6,609)

Nine Months Ended September 30, 2010	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$751,646	$355,672	$90,180	$—	$8,509	$297,285
Europe	120,438	65,110	19,531	—	106	35,691
Latin America	111,433	60,692	12,940	—	544	37,257
Exploration	—	—	—	39,950	—	(39,950)

	$983,517	$481,474	$122,651	$39,950	$9,159	$330,283

Segment income						$330,283
Corporate and Other
Interest and sundry income						3,943
Gain on sale of available-for-sale securities						8,185
Gain on derivative financial instruments						3,826
Net gain on acquisition of assets						57,526
Gain on sale of mining property						8,888
General and administrative						(71,595)
Provincial capital tax						6,779
Interest expense						(34,535)

Income before income, mining and federal capital taxes						$313,300

Nine Months Ended September 30, 2009	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$360,959	$176,166	$43,023	$—	$29,186	$112,584
Europe	27,206	23,217	7,777	—	5,162	(8,950)
Latin America	—	—	—	—	(263)	263
Exploration	—	—	—	28,718	(2,039)	(26,679)

	$388,165	$199,383	$50,800	$28,718	$32,046	$77,218

Segment income						$77,218
Corporate and Other
Interest and sundry income						13,460
Gain on sale of available-for-sale securities						6,474
General and administrative						(45,823)
Provincial capital tax						(4,165)
Interest expense						(5,852)

Income before income, mining and federal capital taxes						$41,312

ACQUISITION	9 Months Ended
Sep. 30, 2010
ACQUISITION
ACQUISITION

13.   ACQUISITION

  Comaplex Minerals Corp.

  On April 1st, 2010 Agnico-Eagle and Comaplex Minerals Corp. ("Comaplex") jointly announced that they reached an agreement in principle whereby Agnico-Eagle would acquire all of the shares of Comaplex that it did not already own. Under the terms of the transaction, each shareholder of Comaplex would receive 0.1576 of an Agnico-Eagle share per Comaplex share. Additionally, at closing, each Comaplex shareholder other than Agnico-Eagle and Perfora Investments S.a.r.l. ("Perfora") would receive one common share of a newly formed, wholly-owned, subsidiary of Comaplex ("Geomark") in respect of each Comaplex share.

  Perfora and Agnico-Eagle entered into a support agreement pursuant to which Perfora agreed to, among other things, support the transaction and vote all of the shares it held in Comaplex in favour of the plan of arrangement. Perfora held approximately 17.3% of the outstanding shares (fully diluted) of Comaplex. Agnico-Eagle held approximately 12.3% of the outstanding shares (fully diluted) of Comaplex prior to the announcement of the acquisition.

  On July 6, 2010, the Company and Meliadine Holdings Inc. (formerly Comaplex Minerals Corp.) ("Meliadine") jointly announced the completion of the acquisition of Meliadine by Agnico-Eagle. Agnico-Eagle acquired all of the shares of Meliadine (the "Meliadine Shares") that it did not already own pursuant to a plan of arrangement under the Business Corporations Act (Alberta). Pursuant to the terms of the arrangement, Agnico-Eagle issued a total of 10,210,848 million shares to the shareholders of Meliadine other than Agnico-Eagle for a total value of  $579.0 million. The related transaction costs associated with the acquisition totalling  $7.0 million were expensed through the Consolidated Statements of Income during the third quarter of 2010. The Company has accounted for the purchase of Meliadine as a business combination.

  Additionally, each Meliadine shareholder other than Agnico-Eagle and Perfora Investments S.a.r.l. ("Perfora") received one common share of Geomark Exploration Ltd. ("Geomark") for each Meliadine Share held prior to the acquisition of Meliadine by Agnico-Eagle. Pursuant to the arrangement, Meliadine transferred to Geomark all assets and related liabilities other than those relating to the Meliadine gold exploration properties and related assets in Nunavut, Canada. The Geomark assets include all of Meliadine's net working capital, the non-Meliadine mineral properties, all oil and gas properties and investments.

  The following table sets forth a preliminary allocation of the purchase price to assets and liabilities acquired, based on management's preliminary estimates of fair value. Final valuations of are not yet complete due to the inherent complexity associated with the valuations. This is a preliminary purchase price allocation and therefore subject to adjustment on completion of the valuation process and analysis of resulting tax effects.

Total Purchase Price:
Comaplex shares previously purchased	$88,683
Agnico-Eagle shares issued for acquisition	578,955

Total purchase price to allocate	667,638

Fair Value of Assets Acquired:
Property	$939,517
Supplies	542
Equipment	2,381
Deferred tax liability	(274,802)

Net assets acquired	667,638

  The Comaplex shares purchased prior to the announcement of the 100% acquisition had a cost of  $24.1 million and a fair value at July 6, 2010 of  $88.6 million. Upon the acquisition of Comaplex, the non-cash gain of  $64.5 million on those shares within accumulated comprehensive income was reversed into the Consolidated Statements of Income as a gain during the third quarter of 2010.

ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2010
ACCOUNTING POLICIES
Variable Interest Entities

Variable Interest Entities

In June 2009, the FASB issued an amendment to its guidance for consolidation accounting to require an entity to perform a qualitative analysis to determine whether the enterprise's variable interest gives it a controlling financial interest in a variable interest entity ("VIE"). The updated guidance also requires ongoing reassessments of the primary beneficiary of a VIE. Based on the Company's assessment, these changes do not have an impact on the accounting for our existing VIE (the Company's restricted share unit plan for certain employees).

Fair Value Accounting

Fair Value Accounting

In January 2010, the FASB guidance for fair value measurements and disclosures was updated to require additional disclosures. The updated guidance was effective for the Company's fiscal year beginning January 1, 2010, with the exception of the level 3 disaggregation which is effective for the Company's fiscal year beginning January 1, 2011. Based on the Company's assessment, these changes do not have an impact on the Company's required disclosures.

FAIR VALUE MEASUREMENT (Tables)	9 Months Ended
Sep. 30, 2010
FAIR VALUE MEASUREMENT
Schedule of assets and liabilities that are measured at fair value on a recurring basis

	Total	Level 1	Level 2	Level 3
Financial assets:
Cash equivalents and short-term investments(1)	$7,815	$—	$7,815	$—
Available-for-sale securities(2)(3)	62,960	54,077	8,883	—
Trade receivables(4)	83,814	—	83,814	—
Derivative assets(3)	997	—	997	—

	$155,586	$54,077	$101,509	$—

Financial liabilities:
Derivative liabilities(3)	$1,928	$—	$1,928	$—

  (1)
  Fair value approximates the carrying amounts due to the short-term nature.

  (2)
  Recorded at fair value using quoted market prices.

  (3)
  Recorded at fair value based on broker-dealer quotations.

  (4)
  Trade receivables from provisional invoices for concentrate sales are included within Level 2 as they are valued using quoted forward rates derived from observable market data based on the month of expected settlement.

SHAREHOLDERS' EQUITY (Tables)	9 Months Ended
Sep. 30, 2010
SHAREHOLDERS' EQUITY.
Schedule of maximum number of common shares that would be outstanding if all instruments outstanding were exercised

Common shares outstanding at September 30, 2010	167,756,805
Employees' stock options	7,749,122
Warrants	8,600,000

184,105,927

Schedule of changes in capital stock

  The following table illustrates the changes in common shares for the nine months ended September 30, 2010:

	Shares	Amount
Common shares, beginning of period	156,625,174	$2,378,759
Shares issued for acquisition of Comaplex Minerals Inc. (note 13)	10,210,848	578,955
Shares issued under Employee Stock Option Plan	673,098	34,013
Shares issued under Incentive Share Purchase Plan	177,560	10,961
Shares issued under Dividend Reinvestment Plan	25,243	1,408
Shares issued for acquisition of mining property	15,000	846
Restricted share unit plan	(17,463)	(1,406)

Common shares, end of period	167,709,460	$3,003,536

Schedule of Reconciliation for Weighted Average number of Common Shares in calculation of Basic and Diluted Income Per Share

	Three months ended September 30,		Nine months ended September 30,
	2010	2009	2010	2009
Net income	$121,461	$(16,966)	$244,153	$38,602
Weighted average number of common shares outstanding — basic	167,461	156,164	160,353	155,725
Add: Dilutive impact of employee stock options	1,131	965	1,131	965
Dilutive impact of warrants	2,040	1,740	1,811	1,129
Dilutive impact of treasury shares related to restricted share unit plan	47	38	47	38

Weighted average number of common shares outstanding — diluted	170,679	158,907	163,342	157,857

Net income per share basic	$0.73	$(0.11)	$1.52	$0.25

Net income per share diluted	$0.71	$(0.11)	$1.49	$0.24

STOCK-BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2010
STOCK-BASED COMPENSATION.
Summary of outstanding stock options

	Nine months ended September 30, 2010
	# of Options	Weighted average exercise price (C $)
Outstanding, beginning of period	5,707,940	$53.85
Granted	2,911,080	$57.42
Exercised	(673,098)	$41.00
Cancelled	(196,800)	$57.84

Outstanding, end of period	7,749,122	$56.20

Options exercisable at end of period	3,931,237	$54.00

Schedule of weighted average assumptions under the Black-Scholes option pricing model

	2010	2009
Risk-free interest rate	1.86%	1.27%
Expected life of options (in years)	2.5	2.5
Expected volatility of the Company's share price	43.85%	64.0%
Expected dividend yield	0.42%	0.42%

AVAILABLE-FOR-SALE SECURITIES (Tables)	9 Months Ended
Sep. 30, 2010
AVAILABLE-FOR-SALE SECURITIES
Available-for-sale securities rollforward from cost to fair value

	As at September 30, 2010	As at December 31, 2009
Available-for-sale securities in an unrealized gain position
Cost	$19,075	$34,599
Unrealized gains in other comprehensive income	35,001	67,508

Estimated fair value	$54,076	$102,107

Available-for-sale securities in an unrealized loss position
Cost	$9,871	$9,871
Unrealized losses in other comprehensive income	(987)	(11)

Estimated fair value	$8,884	$9,860

Total estimated fair value of available-for-sale securities	$62,960	$111,967

SEGMENTED INFORMATION (Tables)	9 Months Ended
Sep. 30, 2010
SEGMENTED INFORMATION
Segment reporting information

Three Months Ended September 30, 2010	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$303,463	$144,084	$36,731	$—	$12,186	$110,462
Europe	51,225	24,155	6,241	—	4,793	16,036
Latin America	43,790	28,435	5,173	—	706	9,476
Exploration	—	—	—	19,491	—	(19,491)

	$398,478	$196,674	$48,145	$19,491	$17,685	$116,483

Segment income						$116,483
Corporate and Other
Interest and sundry income						1,784
Gain on sale of available-for-sale securities						7,839
Gain on derivative financial instruments						(1,330)
Net gain on acquisition of assets						57,526
Gain on sale of mining property						8,888
General and administrative						(19,925)
Provincial capital tax						6,934
Interest expense						(14,722)

Income before income, mining and federal capital taxes						$163,477

Three Months Ended September 30, 2009	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$128,379	$68,625	$17,469	$—	$19,805	$22,480
Europe	20,871	20,027	5,731	—	4,860	(9,747)
Latin America	—	—	—	—	(229)	229
Exploration	—	—	—	11,846	(1,561)	(10,285)

	$149,250	$88,652	$23,200	$11,846	$22,875	$2,677

Segment income						$2,677
Corporate and Other
Interest and sundry income						3,664
General and administrative						(14,658)
Gain on sale of available-for-sale securities						5,939
Provincial capital tax						(1,583)
Interest expense						(2,648)

Income before income, mining and federal capital taxes						$(6,609)

Nine Months Ended September 30, 2010	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$751,646	$355,672	$90,180	$—	$8,509	$297,285
Europe	120,438	65,110	19,531	—	106	35,691
Latin America	111,433	60,692	12,940	—	544	37,257
Exploration	—	—	—	39,950	—	(39,950)

	$983,517	$481,474	$122,651	$39,950	$9,159	$330,283

Segment income						$330,283
Corporate and Other
Interest and sundry income						3,943
Gain on sale of available-for-sale securities						8,185
Gain on derivative financial instruments						3,826
Net gain on acquisition of assets						57,526
Gain on sale of mining property						8,888
General and administrative						(71,595)
Provincial capital tax						6,779
Interest expense						(34,535)

Income before income, mining and federal capital taxes						$313,300

Nine Months Ended September 30, 2009	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$360,959	$176,166	$43,023	$—	$29,186	$112,584
Europe	27,206	23,217	7,777	—	5,162	(8,950)
Latin America	—	—	—	—	(263)	263
Exploration	—	—	—	28,718	(2,039)	(26,679)

	$388,165	$199,383	$50,800	$28,718	$32,046	$77,218

Segment income						$77,218
Corporate and Other
Interest and sundry income						13,460
Gain on sale of available-for-sale securities						6,474
General and administrative						(45,823)
Provincial capital tax						(4,165)
Interest expense						(5,852)

Income before income, mining and federal capital taxes						$41,312

ACQUISITION (Tables)	9 Months Ended
Sep. 30, 2010
ACQUISITION
Allocation of the purchase price to the fair values of assets acquired

Total Purchase Price:
Comaplex shares previously purchased	$88,683
Agnico-Eagle shares issued for acquisition	578,955

Total purchase price to allocate	667,638

Fair Value of Assets Acquired:
Property	$939,517
Supplies	542
Equipment	2,381
Deferred tax liability	(274,802)

Net assets acquired	667,638

FAIR VALUE MEASUREMENT (Details) (USD $) In Thousands	Sep. 30, 2010
Financial assets:
Available-for-sale securities	$ 62,960
Total
Financial assets:
Cash equivalents and short-term investments	7,815
Available-for-sale securities	62,960
Trade receivables	83,814
Derivative assets	997
Total financial assets	155,586
Financial liabilities:
Derivative liabilities	1,928
Level 1
Financial assets:
Available-for-sale securities	54,077
Total financial assets	54,077
Level 2
Financial assets:
Cash equivalents and short-term investments	7,815
Available-for-sale securities	8,883
Trade receivables	83,814
Derivative assets	997
Total financial assets	101,509
Financial liabilities:
Derivative liabilities	$ 1,928

SHAREHOLDERS' EQUITY (Details)	3 Months Ended				9 Months Ended
	Sep. 30, 2010 CAD ( $)	Sep. 30, 2010 USD ( $)	Sep. 30, 2009 CAD ( $)	Sep. 30, 2009 USD ( $)	Sep. 30, 2010 USD ( $)	Sep. 30, 2010 CAD ( $)	Sep. 30, 2009 CAD ( $)	Sep. 30, 2009 USD ( $)	Mar. 31, 2010 USD ( $)	Mar. 31, 2009 USD ( $)
SHAREHOLDERS' EQUITY.
Amount transferred to an employee benefit trust to fund restricted share unit plan									$ 4,000,000	$ 3,000,000
Common shares outstanding at September 30, 2010 (in shares)		167,756,805			167,756,805
Employees' stock options (in shares)		7,749,122			7,749,122
Warrants (in shares)		8,600,000			8,600,000
Maximum number of shares common shares (in shares)		184,105,927			184,105,927
Stock options granted (in shares)		116,000		5,000	2,911,080			2,276,000
Stock options granted - exercise price (in Canadian dollars per share)	$ 66.26		$ 72.41			$ 57.42	$ 62.65
Cash received from exercise of stock options		17,100,000		14,400,000	26,600,000			33,300,000
Stock options cancelled (in shares)		143,750			196,800			70,000
Stock options cancelled - weighted-average exercise price (in Canadian dollars per share)	$ 58.63					$ 57.84	$ 56.5
Common Stock Shares Outstanding
Common shares, beginning of period, amount (in U.S. dollars)					2,378,759,000
Common shares, beginning of period (in shares)					156,625,174
Shares issued for acquisition of Comaplex Minerals Inc. (note 13), amount (in U.S. dollars)					578,955,000
Shares issued for acquisition of Comaplex Minerals Inc. (in shares)					10,210,848
Shares issued under Employee Stock Option Plan, amount (in U.S. dollars)					34,013,000
Shares issued under Employee Stock Option Plan (in shares)		387,725		410,075	673,098			1,128,075
Shares issued under Incentive Share Purchase Plan, amount (in U.S. dollars)					10,961,000
Shares issued under Incentive Share Purchase Plan (in shares)					177,560
Shares issued under Dividend Reinvestment Plan, amount (in U.S. dollars)					1,408,000
Shares issued under Dividend Reinvestment Plan (in shares)					25,243
Shares issued for acquisition of mining property, amount (in U.S. dollars)					846,000
Shares issued for acquisition of mining property (in shares)					15,000
Restricted share unit plan, amount (in U.S. dollars)		(1,406,000)			(1,406,000)
Restricted share unit plan (in shares)		(17,463)			(17,463)
Common shares, end of period, amount (in U.S. dollars)		3,003,536,000			3,003,536,000
Common shares, end of period (in shares)		167,709,460			167,709,460
Earnings Per Share, Diluted:
Net income		$ 121,461,000		$ (16,966,000)	$ 244,153,000			$ 38,602,000
Weighted Average number of common shares outstanding - basic (in shares)		167,461,000		156,164,000	160,353,000			155,725,000
Add : Dilutive impact of employee stock options (in shares)		1,131,000		965,000	1,131,000			965,000
Dilutive impact of warrants (in shares)		2,040,000		1,740,000	1,811,000			1,129,000
Dilutive impact of treasury shares related to restricted shares unit plan (in shares)		47,000		38,000	47,000			38,000
Weighted Average number of common shares outstanding - Diluted (in shares)		170,679,000		158,907,000	163,342,000			157,857,000
Net income (loss) per share - basic (in dollars per share)		$ 0.73		$ (0.11)	$ 1.52			$ 0.25
Net income (loss) per share - diluted (in dollars per share)		$ 0.71		$ (0.11)	$ 1.49			$ 0.24

STOCK-BASED COMPENSATION (Details)( Stock options)	9 Months Ended
	Sep. 30, 2010 CAD ( $)	Sep. 30, 2009
Number of Options
Outstanding, beginning of period (in shares)	5,707,940
Granted (in shares)	2,911,080
Exercised (in shares)	(673,098)
Cancelled (in shares)	(196,800)
Outstanding, end of period (in shares)	7,749,122
Options exercisable at end of period (In shares)	3,931,237
Weighted average exercise price
Outstanding, beginning of period (in Canadian dollars per share)	$ 53.85
Granted (in Canadian dollars per share)	$ 57.42
Exercised (in Canadian dollars per share)	$ 41
Cancelled (in Canadian dollars per share)	$ 57.84
Outstanding, end of period (in Canadian dollars per share)	$ 56.2
Options exercisable at end of period (in Canadian dollars per share)	$ 54
Fair value of options weighted average assumptions:
Pricing model used for valuation of options	Black-Scholes	Black-Scholes
Risk-free interest rate (percent in hundredths)	0.0186	0.0127
Expected life of options (in years)	2.5	2.5
Expected volatility of the Company's share price (percent in hundredths)	0.4385	0.64
Expected dividend yield (percent in hundredths)	0.0042	0.0042

AVAILABLE-FOR-SALE SECURITIES (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2010	Sep. 30, 2009	Dec. 31, 2009
Schedule of Available-for-sale Securities
Proceeds from sale of available-for-sale securities	$ 11,100,000	$ 33,600,000	$ 11,600,000	$ 34,900,000
Gain on sale of available-for-sale securities	7,839,000	5,939,000	8,185,000	6,474,000
Cost
Unrealized gains (losses) in other comprehensive income
Estimated fair value	62,960,000		62,960,000		111,967,000
Available-for-Sale Securities Unrealized Gain Position
Schedule of Available-for-sale Securities
Cost	19,075,000				34,599,000
Unrealized gains (losses) in other comprehensive income	35,001,000				67,508,000
Estimated fair value	54,076,000				102,107,000
Available-for-Sale Securities Unrealized Loss Position
Schedule of Available-for-sale Securities
Cost	9,871,000				9,871,000
Unrealized gains (losses) in other comprehensive income	(987,000)				(11,000)
Estimated fair value	$ 8,884,000				$ 9,860,000

LONG-TERM DEBT (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended
	Apr. 30, 2010	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2010	Sep. 30, 2009	Jun. 22, 2010	Apr. 07, 2010	Dec. 31, 2009
LONG-TERM DEBT
Proceeds from private placement of guaranteed senior unsecured notes	$ 600,000,000
Weighted average maturity term on guaranteed senior unsecured notes (in years)							9.84
Guaranteed senior unsecured notes, weighted average yield (percent in hundredths)	0.0659
Maximum borrowing capacity on one credit facility prior to amendment						300,000,000
Maximum borrowing capacity on second credit facility prior to amendment						600,000,000
Total amount available under credit facilities prior to amendment						900,000,000
Total amount available under credit facilities after amendment						1,200,000,000
Repayment of credit facility		20,000,000	200,000,000
Credit facility drawn down		115,000,000		115,000,000				715,000,000
Long-term debt interest costs		9,700,000	6,100,000	29,500,000	8,900,000
Interest costs capitalized for property, plant and mine development			$ 6,100,000	$ 4,600,000	$ 8,900,000

INCOME TAXES (Details) (USD $) In Millions	3 Months Ended
	Jun. 30, 2010	Sep. 30, 2010
INCOME TAXES
Cumulative deferred tax benefit resulting from use of US dollar as functional currency	$ 21.8
Business acquisition, future tax liability		$ 274.8

FINANCIAL INSTRUMENTS (Details) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended			3 Months Ended
	Sep. 30, 2010 USD ( $)	Sep. 30, 2010 USD ( $)	Sep. 30, 2010 Call Options Written MT	Sep. 30, 2010 Put Options Purchased MT	Sep. 30, 2010 Foreign exchange flat forward USD ( $)	Sep. 30, 2010 Foreign exchange flat forward
Investment Holdings
Zinc options (in Metric Tonnes)			15,000	15,000
Strike Price for Option (Per Metric Tonne)			2,500	2,200
Options expiring monthly beginning March 31, 2010 (in metric tonnes)			1,500	1,500
Maximum limit for participation to Zinc Prices set by zero-cost collar strategy (Per Metric Tonne)	2,500	2,500
Realized Gain recognized in Consolidated Statement of Income	$ 0.8	$ 2.1			$ 0.5
Unrealized mark-to-market gain on derivatives	0.4	0.4			0.3
Premium received on unmatured derivative instruments	1.5	1.5
Unrealized mark-to-market loss on derivatives	0.4	0.4
Amount of foreign exchange flat forward transaction					$ 5
Exchange rate					1	1.1

COMMITMENTS, CONTINGENCIES, AND GUARANTEES (Details) (USD $) In Millions	Sep. 30, 2010
COMMITMENTS, CONTINGENCIES, AND GUARANTEES
Guarantees provided in the form of letters of credit	$ 106.7

SEGMENTED INFORMATION (Details) (USD $) In Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2010	Sep. 30, 2009
SEGMENTED INFORMATION
Minimum required percentage of combined revenue, profit or loss or total assets of reported operating segments (percent in hundredths)	0.1		0.1
Segment reporting Information
Revenues from mining operations	$ 398,478	$ 149,250	$ 983,517	$ 388,165
Production Costs	196,674	88,652	481,474	199,383
Amortization	48,145	23,200	122,651	50,800
Exploration and corporate development	19,491	11,846	39,950	28,718
Foreign currency translation loss	17,685	22,875	9,159	32,046
Segment Income (Loss)	116,483	2,677	330,283	77,218
Interest and sundry income	1,784	3,664	3,943	13,460
Gain on sale of available-for-sale securities	7,839	5,939	8,185	6,474
Gain on derivative financial instruments	(1,330)		3,826
Net gain on acquisition of assets	57,526		57,526
Gain on sale of mining property	8,888		8,888
General and administrative	(19,925)	(14,658)	(71,595)	(45,823)
Provincial capital tax	6,934	(1,583)	6,779	(4,165)
Interest expense	(14,722)	(2,648)	(34,535)	(5,852)
Income before income, mining and federal capital taxes	163,477	(6,609)	313,300	41,312
Canada
Segment reporting Information
Revenues from mining operations	303,463	128,379	751,646	360,959
Production Costs	144,084	68,625	355,672	176,166
Amortization	36,731	17,469	90,180	43,023
Foreign currency translation loss	12,186	19,805	8,509	29,186
Segment Income (Loss)	110,462	22,480	297,285	112,584
Europe
Segment reporting Information
Revenues from mining operations	51,225	20,871	120,438	27,206
Production Costs	24,155	20,027	65,110	23,217
Amortization	6,241	5,731	19,531	7,777
Foreign currency translation loss	4,793	4,860	106	5,162
Segment Income (Loss)	16,036	(9,747)	35,691	(8,950)
Latin America
Segment reporting Information
Revenues from mining operations	43,790		111,433
Production Costs	28,435		60,692
Amortization	5,173		12,940
Foreign currency translation loss	706	(229)	544	(263)
Segment Income (Loss)	9,476	229	37,257	263
Exploration
Segment reporting Information
Exploration and corporate development	19,491	11,846	39,950	28,718
Foreign currency translation loss		(1,561)		(2,039)
Segment Income (Loss)	(19,491)	(10,285)	(39,950)	(26,679)
Corporate and Other
Segment reporting Information
Interest and sundry income	1,784	3,664	3,943	13,460
Gain on sale of available-for-sale securities	7,839	5,939	8,185	6,474
Gain on derivative financial instruments	(1,330)		3,826
Net gain on acquisition of assets	57,526		57,526
Gain on sale of mining property	8,888		8,888
General and administrative	(19,925)	(14,658)	(71,595)	(45,823)
Provincial capital tax	6,934	(1,583)	6,779	(4,165)
Interest expense	$ (14,722)	$ (2,648)	$ (34,535)	$ (5,852)

ACQUISITION (Details) (USD $)	3 Months Ended			1 Months Ended
	Sep. 30, 2010 Comaplex	Jul. 06, 2010 Comaplex	Apr. 01, 2010 Comaplex	Jul. 31, 2010 Meliadine	Jul. 06, 2010 Meliadine
Business acquisition details
Receipt of Agnico-Eagle share per Comaplex share by each shareholder of Comaplex (in shares)			0.1576
Outstanding shares (fully diluted) of Comaplex held by Perfora prior to the acquisition (Percent in hundredths)			0.173
Outstanding shares (fully diluted) of Comaplex held prior to the acquisition (Percent in hundredths)			0.123
Number of shares issued by Agnico-Eagle to acquire Comaplex (in shares)				10,210,848
Acquisition costs					$ 7,000,000
Geomark common share received per Meliadine shareholder					1
Meliadine interest owned by the Company (percent in hundredths)					1
Total Purchase Price:
Comaplex shares previously purchased					88,683,000
Agnico-Eagle shares issued for acquisition					578,955,000
Total purchase price to allocate					667,638,000
Fair Value of Assets Acquired:
Property					939,517,000
Supplies					542,000
Equipment					2,381,000
Deferred tax liability					(274,802,000)
Net assets aquired					667,638,000
Cost basis of Comaplex shares previously purchased		24,100,000
Gain on acquisition of Comaplex	$ 64,500,000

Document and Entity Information	9 Months Ended
Sep. 30, 2010
Document and Entity Information
Entity Registrant Name	AGNICO EAGLE MINES LTD
Entity Central Index Key	0000002809
Document Type	6-K
Document Period End Date	2010-09-30
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	Q3